Retirement Benefits - Allocated Portion of Pension and Postretirement Benefit Plan Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension and non-pension postretirement benefit costs	$ 411	$ 411	$ 438
Pension and other post retirement benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension and non-pension postretirement benefit costs	288	296	307
Commonwealth Edison Co [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension and non-pension postretirement benefit costs	129	114	96
Commonwealth Edison Co [Member] | Pension and other post retirement benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension and non-pension postretirement benefit costs	129	114	96
PECO Energy Co [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension and non-pension postretirement benefit costs	8	5	12
PECO Energy Co [Member] | Pension and other post retirement benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension and non-pension postretirement benefit costs	8	5	12
Baltimore Gas and Electric Company [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension and non-pension postretirement benefit costs	61	62	61
Baltimore Gas and Electric Company [Member] | Pension and other post retirement benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension and non-pension postretirement benefit costs	64	64	61
Pepco Holdings LLC [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension and non-pension postretirement benefit costs	49	70	95
Pepco Holdings LLC [Member] | Pension and other post retirement benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension and non-pension postretirement benefit costs	49	70	95
Potomac Electric Power Company [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension and non-pension postretirement benefit costs	6	15	25
Potomac Electric Power Company [Member] | Pension and other post retirement benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension and non-pension postretirement benefit costs	6	15	25
Delmarva Power & Light Company [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension and non-pension postretirement benefit costs	2	7	15
Delmarva Power & Light Company [Member] | Pension and other post retirement benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension and non-pension postretirement benefit costs	2	7	15
Atlantic City Electric Company [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension and non-pension postretirement benefit costs	11	14	16
Atlantic City Electric Company [Member] | Pension and other post retirement benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension and non-pension postretirement benefit costs	$ 11	$ 14	$ 16